Partners’ Capital (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Partners’ Capital - Schedule of Incentive Distributions (Table)

	Total Quarterly	Marginal Percentage Interest in Distributions
	Distribution Target Amount per Unit	Unitholders	General Partner
Minimum Quarterly Distribution	$1.6275	98%	2%
First Target Distribution	up to $1.6975	98%	2%
Second Target Distribution	above $1.6975 up to $1.8725	85%	15%
Third Target Distribution	above $1.8725 up to $2.0475	75%	25%
Thereafter	above $2.0475	65%	35%

Partners’ Capital - Partnership units (Table)

As of December 31, 2020 and 2019 our partners’ capital included the following units:

	As of December 31, 2020	As of December 31, 2019
Common units	18,623,100	18,178,100
General partner units	348,570	348,570

Total partnership units	18,971,670	18,526,670